Impairment test on Property, plant and equipment (Schedule of Amounts of Impairment Loss Reversed (Recognized)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2015
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)		$ (7,559)	$ 4,982		$ 0		$ (149,574)
Colombia [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)		0	11,531	[1]	0	[1]
Chile [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)		0	(6,549)		0
Argentina [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	[2]	$ (7,559)	$ 0		$ 0

[1]	Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 36.2).
[2]	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.